SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Goodwill [Line Items]
Variable consideration	¥ 196,912		¥ 47,935	¥ 0
Extended warranty service expense	4,285		8,909	10,413
Accrued warranty liability
Balance as of the beginning of the year	43,607		28,425	17,694
Warranty provision	48,731		32,078	26,247
Consumption	(14,666)		(16,896)	(15,516)
Balance as of the end of the year	¥ 77,672	$ 11,107	¥ 43,607	¥ 28,425
Minimum
Goodwill [Line Items]
Period for extended warranty	1 year	1 year
Maximum
Goodwill [Line Items]
Period for extended warranty	2 years	2 years